General (Details) - USD ($)			1 Months Ended		12 Months Ended
	Feb. 04, 2022	Mar. 24, 2021	May 31, 2022	Feb. 28, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
General [Line Items]
Working capital deficit					$ 7,264,319	$ 10,442,953
Accumulated deficit					(10,902,123)	(8,192,527)
Operating activity					$ (3,871,157)	(4,857,027)	$ (875,002)
Ordinary shares (in Shares)	4,244,048
Warrant purchased ordinary shares (in Shares)	4,244,048				24,491
Aggregate gross proceeds	$ 17,824,992	$ 1,500,000					1,045,793
Net proceeds	15,101,508
Underwriting discounts	1,336,875					$ 2,101,875	$ 179,913
Other offering costs	$ 1,386,608
Repaid liabilities to banks			$ 1,355,093	$ 1,355,093
IPO [Member]
General [Line Items]
Description, of initial public offering					In connection with the IPO (including over-allotment and exercise of pre-funded warrants issued and sold in the IPO), the Company issued and sold 4,244,048 ordinary Shares, no par value per share (“Ordinary Shares”), and warrants (“Warrants”) to purchase up to 4,244,048 Ordinary Shares.
Warrant purchased ordinary shares (in Shares)	10,000
Net proceeds	$ 17,824,992
Underwriting discounts	1,336,875
Other offering costs	$ 1,386,608